SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Year One	$ 119,233
Year Two	238,467	$ 238,467
Year Three	238,467	238,467
Year Four	238,467	238,467
Year Five	180,620	238,467
Year Six		180,620
Thereafter
Total	$ 1,015,254	$ 1,134,488